Form N-1A Cover	Feb. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Dunham Funds
Document Effective Date	Mar. 01, 2026
Entity Central Index Key	0001420040
Document Creation Date	Feb. 27, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 01, 2026